COMMITMENTS AND CONTINGENCIES (Details Textual) (EUR €) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Lease Expiration Date	Dec. 31, 2011
Lab Equipment Purchases [Member]
Date Of Capital Lease Agreement	In April 2007
Term Of Capital Lease	5 years
Capital Lease Obligations	218
Capital Lease Monthly Installment	4
Capital Lease Repayment Period	60 months
Lease Expiration Date	Mar. 31, 2012
Laboratory Equipment [Member]
Date Of Capital Lease Agreement	In April 2007
Term Of Capital Lease	5 years
Capital Lease Obligations	110
Capital Lease Monthly Installment	2
Capital Lease Repayment Period	60 months
Lease Expiration Date	Mar. 31, 2012